Unsecured senior notes	12 Months Ended
Mar. 31, 2026
Unsecured senior notes
Unsecured senior notes
Unsecured senior notes
22.
Unsecured senior notes

In November 2014, the Company issued unsecured senior notes including floating rate and fixed rate notes with varying maturities for an aggregate principal amount of US$8.0 billion (the “2014 Senior Notes”), of which US$1.3 billion was repaid in November 2017, US$2.25 billion was repaid in November 2019, US$1.5 billion was repaid in November 2021 and US$2.25 billion was repaid in November 2024. The 2014 Senior Notes are senior unsecured obligations that are listed on the HKSE, and interest is payable in arrears, quarterly for the floating rate notes and semiannually for the fixed rate notes.

In December 2017, the Company issued unsecured fixed rate senior notes with varying maturities for an aggregate principal amount of US$7.0 billion (the “2017 Senior Notes”), of which US$0.7 billion was repaid in June 2023. The 2017 Senior Notes are senior unsecured obligations that are listed on the Singapore Stock Exchange, and interest is payable in arrears semiannually.

In February 2021, the Company issued unsecured fixed rate senior notes with varying maturities for an aggregate principal amount of US$5.0 billion (the “2021 Senior Notes”). The 2021 Senior Notes are senior unsecured obligations that are listed on the Singapore Stock Exchange, and interest is payable in arrears semiannually.

In November 2024, the Company issued unsecured fixed rate senior notes with varying maturities, consisting of U.S. dollar-denominated notes for an aggregate principal amount of US$2.65 billion (the “2024 USD Senior Notes”) and RMB-denominated notes for an aggregate principal amount of RMB17 billion (the “2024 RMB Senior Notes”). The 2024 USD Senior Notes and 2024 RMB Senior Notes are senior unsecured obligations that are listed on the Singapore Stock Exchange and the Hong Kong Stock Exchange, respectively, and interest is payable in arrears semiannually.

22.
Unsecured senior notes (Continued)

The following table provides a summary of the Company’s unsecured senior notes as of March 31, 2025 and 2026:

	As of March 31,		Effective
	2025	2026	interest rate
	RMB	RMB
	(in millions)
US$2,550 million 3.400% notes due 2027	18,434	17,582	3.52%
RMB8,400 million 2.650% notes due 2028	8,353	8,368	2.83%
RMB5,000 million 2.800% notes due 2029	4,971	4,977	2.93%
US$1,000 million 4.875% notes due 2030	7,205	6,871	5.01%
US$1,500 million 2.125% notes due 2031	10,834	10,328	2.20%
US$700 million 4.500% notes due 2034	5,034	4,799	4.60%
RMB2,500 million 3.100% notes due 2034	2,485	2,486	3.17%
US$1,150 million 5.250% notes due 2035	8,268	7,882	5.35%
US$1,000 million 4.000% notes due 2037	7,203	6,865	4.06%
US$1,000 million 2.700% notes due 2041	7,158	6,824	2.80%
RMB1,100 million 3.500% notes due 2044	1,093	1,094	3.54%
US$1,750 million 4.200% notes due 2047	12,586	11,993	4.25%
US$1,500 million 3.150% notes due 2051	10,796	10,287	3.19%
US$500 million 5.625% notes due 2054	3,597	3,427	5.67%
US$1,000 million 4.400% notes due 2057	7,186	6,847	4.44%
US$1,000 million 3.250% notes due 2061	7,195	6,855	3.28%
Carrying value	122,398	117,485
Unamortized discount and debt issuance costs	838	725
Total principal amounts of unsecured senior notes	123,236	118,210
Less: current portion of principal amounts of unsecured senior notes	—	—
Non-current portion of principal amounts of unsecured senior notes	123,236	118,210

22.
Unsecured senior notes (Continued)

The effective interest rates for the unsecured senior notes include the interest charged on the notes as well as amortization of the debt discounts and debt issuance costs.

The unsecured senior notes contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Company’s assets. As of March 31, 2026, the Company is in compliance with all these covenants. In addition, the unsecured senior notes rank senior in right of payment to all of the Company’s existing and future indebtedness expressly subordinated in right of payment to the notes and rank at least equally in right of payment with all of the Company’s existing and future unsecured unsubordinated indebtedness (subject to any priority rights pursuant to applicable law).

As of March 31, 2026, the future principal payments for the Company’s unsecured senior notes were as follows:

Principal amounts
RMB
(in millions)
Within 1 year	—
Between 1 to 2 years	17,617
Between 2 to 3 years	8,400
Between 3 to 4 years	5,000
Between 4 to 5 years	17,271
Thereafter	69,922
118,210

As of March 31, 2025 and 2026, the fair values of the Company’s unsecured senior notes, based on Level 2 inputs, were US$14,944 million (RMB108,368 million) and US$15,313 million (RMB105,792 million), respectively.